SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Segments [Abstract]
Adjusted EBITDA	$ 520	$ 460	$ 959	$ 846
Net foreign exchange loss	(22)	(36)	(52)	(12)
Other non-operating gain, net	1	6	31	21
Finance income	10	11	20	22
Finance costs	(127)	(117)	(246)	(249)
Gain on disposal of subsidiaries, net	497	0	497	0
Loss on disposal of non-current assets	0	(1)	0	(1)
Impairment loss	(1)	(1)	(3)	(2)
Amortization	(54)	(50)	(114)	(100)
Depreciation	(142)	(130)	(280)	(264)
Profit before tax	$ 682	$ 142	$ 812	$ 261